FINANCE INCOME/FINANCE COSTS	12 Months Ended
Dec. 31, 2017
FINANCE INCOME/FINANCE COSTS
FINANCE INCOME/FINANCE COSTS

28.    FINANCE INCOME/FINANCE COSTS

An analysis of finance income/finance costs is as follows:

			2015			2016			2017

Finance income - interest income			(812,459)			(815,729)			(706,299)
Interest expense			6,119,964			5,169,568			5,161,663
Less: interest expense capitalized in property, plant and equipment (note 6)			(522,053)			(414,133)			(344,452)
Interest expense, net of capitalized interest			5,597,911			4,755,435			4,817,211
Amortization of unrecognized finance expenses			285,727			324,701			241,097
Exchange loss/(gain), net			95,851			(60,228)			131,621
Finance costs			5,979,489			5,019,908			5,189,929
Finance costs, net			5,167,030			4,204,179			4,483,630
Capitalization rate during the year (note 6)	4.90%	to	6.55%	3.85%	to	6.00%	4.41%	to	8.00%